Fees Summary	Jan. 03, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $9,350,000.
Narrative - Max Aggregate Offering Price	$ 9,350,000